May 02, 2025
SGI Enhanced Market Leaders ETF
SUMMARY SECTION
Investment Objective
The investment objective of the SGI Enhanced Market Leaders ETF (the “Fund”) is to seek capital appreciation and current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	SGI Enhanced Market Leaders ETF SGI Enhanced Market Leaders ETF Shares
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.50%
[1]	“Other Expenses” are estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares | USD ($)	51	160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) and seeks to achieve its objective by (1) investing under normal circumstances at least 80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies (the “80% Policy”). For the purposes of the 80% Policy, the Fund considers large-capitalization companies to be those companies listed within the Russell 1000® Index or S&P 500® Index. The Fund will also invest in options strategies that seek to generate current income.

The Fund’s equity investments will generally consist primarily of common stocks, but may also include other equity securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. The Fund may also invest in other registered investment companies, including ETFs.

Summit Global Investments, LLC (the “Adviser”) attempts to achieve the Fund’s objective by investing in stocks of companies it considers “market leaders.” The Adviser considers a market leader to be a company with strengthening business metrics (i.e., earnings, debt, return on assets, competition, customers, industry, etc.) and favorable quantitative factors such as earnings variability, leverage, volatility, price/book, price/cash flow, etc. In addition, the Adviser reviews the idiosyncratic risks associated with each stock. The Fund may sell a stock if these risks are deemed elevated with increased downside risks and/or if the risk/return characteristics decline due to increasing risk and/or decreasing return potential. Further, the Fund may also decrease weight in an investment for risk control purposes. Further, the Adviser may not sell from the portfolio a holding that the Adviser believes is likely to appreciate more than the Russell 1000® Index or S&P 500® Index solely because the market capitalizations of such holdings cause the portfolio to hold less than 80% of its net assets within these indexes. As such, the Fund may, from time to time, hold less than 80% of its net assets within large capitalization companies.

The Fund uses actively traded put and call options strategies that writes/sells options with both deep out-of-the-money strike prices generally having an expiration date within 1-7 days, and covered calls to generate income. The Fund seeks to provide an “enhanced” yield compared to traditional option-based strategies. It does this by both frequently selling short-term options (typically less than one week in duration) and covered calls to generate income. Options that expire within 1 - 7 days and that are deep out-of-the-money exhibit a greater tendency to expire worthless and help avoid additional costs to the Fund of needing to close out the options contracts through repurchasing them at a higher price. Thus, it is more likely that the Fund would be able to collect the entire premium of the options sold. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss.

The Fund’s options selling strategy seeks to provide income using exposure to the value of the underlying stock, the S&P 500® Index, or other broad benchmark indices (each, an “Index”). The Fund will consider factors such as liquidity, demand, premiums, and volatility in writing options against various Indexes or stocks. The Fund’s options contracts are intended to provide a limit on the Fund’s indirect participation in gains or losses, if any, of the increase in the value of an Index or stock.

An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) prior to a specified date (“expiration date”) in the near future. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell the underlying asset at the strike price at any time prior to the expiration date of the option, regardless of the market price of the underlying asset. A put option gives the purchaser the right to sell, and the writer (seller) the obligation to buy the underlying asset at the strike price at any time prior the expiration date of the option, regardless of the market price of the underlying asset.

A call option is considered out-of-the-money if the market price of the underlying asset is trading below the strike price of the call. A put option is out-of-the-money if the market price of the underlying asset is above the put’s strike price.

An option premium paid to the writer (seller) is in consideration for the writer (seller) undertaking the obligation to sell (in a call option), or to buy (in a put option) the underlying asset, under the options contract.

Since the Fund writes/sells options with deep out-of-the-money strike prices, the Fund’s options contracts are intended to provide current income from option premiums. The Fund is subject to limits on the potential gains from selling options contracts to the premiums it collects as a result of the nature of the Fund’s options selling strategy. When the Fund sells an options contract it collects a premium as the seller. When the Fund holds a contract until expiration the premium collected is paid to the Fund. This process creates additional income to the Fund. The Fund may need to purchase or buy the same options contract based on market movements of the underlying Indexes to avoid a loss or lock in a loss. This purchase or buy is meant to close out the options contract position, either locking in a gain or loss, based on the price received from when selling the options contract compared to the price paid for when purchasing the same options contract.

The Fund may also write covered call options on a portion of the common stocks in its portfolio. In exchange for writing a call option on an underlying portfolio security, the Fund receives income, in the form of a premium, from the option buyer. The Fund's covered call options help to partially offset the effect of a price decline of the portfolio securities of the Fund through means of the premiums received by the Fund. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. The Fund may employ a “covered call” option strategy meaning the option written by the Fund is a call option on a portfolio security that the Fund invests in.

The extent of option writing activity will depend upon market conditions and the Advisor's ongoing assessment of the attractiveness of writing call options on the Fund's stock holdings and Indexes.

The Fund intends to enter into derivatives or other transactions, including options contracts, that provide leverage, in compliance with Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is expected to be a full derivatives user under Rule 18f-4, and has adopted policies and procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund may engage in derivative transactions could also limit or prevent the Fund from using certain instruments.

In addition to its options investments and equity investments, the Fund may hold short-term U.S. Treasury securities for collateral for the options, and to generate income.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund may also seek to increase its income by lending securities.

The Fund has elected to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned strategies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash, eligible U.S. dollar-denominated money market instruments, or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities, and make investments inconsistent with its investment objective. The Adviser will determine when market conditions warrant temporary defensive measures. Accordingly, during such periods, the Fund may not achieve its investment objective.

Principal Investment Risks
Performance

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Chestnut Street Exchange Fund (the “Predecessor Fund”) will be transferred to the Fund in a tax-free reorganization (the “Reorganization”). If approved by shareholders of the Predecessor Fund, the Reorganization is expected to occur in the second quarter of 2025. Returns shown below were generated under the management of the Predecessor Fund’s investment adviser and reflect a previous investment strategy.

The bar chart below illustrates the performance of the Predecessor Fund. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information may be obtained on the Fund’s website at www.sgiam.com or by calling 1-855-744-8500.

Total Returns for the Calendar Year Ended December 31

During the periods shown in the bar chart, the highest quarterly return was 17.17% (for the quarter ended June 30, 2020) and the lowest quarterly return was -21.32% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the Periods Ended December 31, 2024

The table below compares the average annual total returns for the Predecessor Fund for the periods ended December 31, 2024 to those of the S&P 500 Index and Dow Jones Industrial Average Index. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred arrangements, such as a 401(k) plan or an IRA.

Average Annual Total Returns - SGI Enhanced Market Leaders ETF	1 Year	5 Years	10 Years	Since Inception	Inception Date
SGI Enhanced Market Leaders ETF Shares	12.92%	8.66%	8.97%	10.84%	Dec. 29, 1976
SGI Enhanced Market Leaders ETF Shares | After Taxes on Distributions	12.58%	8.30%	8.37%	9.70%	Dec. 29, 1976
SGI Enhanced Market Leaders ETF Shares | After Taxes on Distributions and Sales	7.88%	6.77%	7.05%	9.18%	Dec. 29, 1976
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	11.68%	Dec. 29, 1976
Dow Jones Industrial AverageTM Index	14.99%	10.55%	11.57%		Dec. 29, 1976

SGI Enhanced Market Leaders ETF | Risk Lose Money [Member]
Loss of money is a risk of investing in the Fund.
SGI Enhanced Market Leaders ETF | Affiliated Fund Risk
●	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

SGI Enhanced Market Leaders ETF | Common Stock Risk
●	Common Stock Risk. Investments in common stocks are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

SGI Enhanced Market Leaders ETF | Covered Call Strategy Risk
●	Covered Call Strategy Risk. The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. Many factors may influence the option holder's decision to exercise the option, including, but not limited to, the value of the underlying security, price volatility, dividend yield, and interest rates. To the extent that these factors increase the call option's value, the option holder is more likely to exercise the option, which may negatively affect the Fund.

SGI Enhanced Market Leaders ETF | Covered Call Tax Risk
●	Covered Call Tax Risk. The Fund's covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

SGI Enhanced Market Leaders ETF | Convertible Securities Risk
●	Convertible Securities Risk. Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

SGI Enhanced Market Leaders ETF | Cyber Security Risk
●	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

SGI Enhanced Market Leaders ETF | Derivatives Risk
●	Derivatives Risk. The Fund’s investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions.

SGI Enhanced Market Leaders ETF | Dividend-Paying Securities Risk
●	Dividend-Paying Securities Risk. A company issuing dividend-paying securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

SGI Enhanced Market Leaders ETF | Equity Markets Risk
●	Equity Markets Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

SGI Enhanced Market Leaders ETF | ETF Risk
●	ETF Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

o	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

o	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

o	Appreciated Securities Risk. The Fund holds certain securities that were exchanged into the Fund at its inception in 1976. The cost, for income tax purposes, of such securities is the tax basis of the individual investor at the time of that exchange. The basis of those securities may be relatively low, and it is therefore possible that the Fund will recognize significant gain if it sells those securities.

o	Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s Portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

o	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

SGI Enhanced Market Leaders ETF | Inflation and Deflation Risk
●	Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

SGI Enhanced Market Leaders ETF | Investment Companies and ETFs Risk
●	Investment Companies and ETFs Risk. The Fund’s investment performance may be affected by the investment performance of the underlying funds in which the Fund may invest. Investing in other investment companies, including ETFs, may result in duplication of expenses, including advisory fees, in addition to the Fund’s own expenses. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares. Certain ETFs may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV.

SGI Enhanced Market Leaders ETF | Large-Cap Companies Risk
●	Large-Cap Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

SGI Enhanced Market Leaders ETF | Large Shareholder Risk
●	Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

SGI Enhanced Market Leaders ETF | Leverage Risk
●	Leverage Risk. Leverage amplifies changes in the Fund’s NAV and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

SGI Enhanced Market Leaders ETF | Liquidity Risk
●	Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil.

SGI Enhanced Market Leaders ETF | Management Risk
●	Management Risk. The Fund is subject to the risk of poor investment selection. In other words, the individual investments of the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.

SGI Enhanced Market Leaders ETF | Market Risk
●	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Although the Fund will invest in stocks the Adviser believes will produce less volatility, there is no guarantee that the stocks will perform as expected.

SGI Enhanced Market Leaders ETF | Risk Nondiversified Status [Member]
●	Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

SGI Enhanced Market Leaders ETF | Opportunity Risk
●	Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

SGI Enhanced Market Leaders ETF | Options Risk
●	Options Risk. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The price and value of options can be highly volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including its anticipated volatility, which are affected by national and international fiscal and monetary policies, the time remaining until the expiration of the option contract and economic events, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. The value of the option contracts in which the Fund invests are substantially influenced by the value of the Index, and the Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless.

SGI Enhanced Market Leaders ETF | Over-the-Counter Risk
●	Over-the-Counter Risk. Securities traded on over-the-counter (“OTC”) markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Fund invests may not be as great as that of exchange-listed stocks and, if the Fund were to dispose of such stocks, the Fund may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. In addition, penny stocks and pink sheet stocks can be classified as OTC stocks.

SGI Enhanced Market Leaders ETF | Price Participation Risk
●	Price Participation Risk. The Fund employs an investment strategy that includes the sale of out-of-the-money put and call option contracts, which does not allow the Fund to participate in increases in value experienced by the Index over the call period (typically, one day, but may range up to one week). This means that if the Index experiences an increase in value above the strike price of the sold put options during a call period, the Fund will not experience that increase and may underperform the Index over the call period. Additionally, because the Fund does not participate in increases in value experienced by the Index from selling options over each call period, the NAV of the Fund may decrease over any given time period based on the change in the underlying value of the puts or calls sold.

SGI Enhanced Market Leaders ETF | Referenced Index Risk
●	Referenced Index Risk. The Fund invests in options contracts that are based on the value of an Index (or in ETFs that track the Index’s performance). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index or an ETF that tracks the Index, even though it does not.

SGI Enhanced Market Leaders ETF | Securities Lending Risk
●	Securities Lending Risk. The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

SGI Enhanced Market Leaders ETF | Temporary Investments
●	Temporary Investments. The Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions by taking a temporary defensive position (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. If the Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

SGI Enhanced Market Leaders ETF | U.S. Government Obligations Risk
●	U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

SGI Enhanced Market Leaders ETF | Valuation Risk
●	Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Adviser, as the Fund’s valuation designee, employing the fair value procedures adopted by the Board of the Company, may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Company’s policies and procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

SGI Enhanced Market Leaders ETF | Warrants Risk
●	Warrants Risk. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not executed prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.